Related-Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	3 Months Ended
	Dec. 27, 2010 director	Dec. 27, 2010 Equity Sponsors [Member]	Dec. 27, 2010 Catterton [Member] director	Dec. 27, 2010 Argentia [Member] director	Oct. 01, 2013 Management Services Fees [Member] Equity Sponsors [Member]	Jan. 01, 2013 Management Services Fees [Member] Equity Sponsors [Member]	Jan. 03, 2012 Management Services Fees [Member] Equity Sponsors [Member]	Oct. 02, 2012 Dividend Paid [Member] Class C Common Stock [Member] Equity Sponsors [Member]	Feb. 28, 2011 Repayment of Long Term Debt [Member] Equity Sponsors [Member]	Oct. 01, 2013 IPO [Member] Bonuses and Payroll Taxes [Member] Equity Sponsors [Member]	Oct. 01, 2013 IPO [Member] Bonuses and Payroll Taxes [Member] Employees [Member]
Related Party Transaction [Line Items]
Amount paid to related party					$ 375	$ 1,100	$ 1,100	$ 625	$ 45,900	$ 800	$ 1,700
Collaborative group, ownership percentage	90.00%	90.00%	45.00%	45.00%
Number of directors to be selected by related party				2
Regulatory prohibition against investment if percentage of voting interest is over threshold	30.00%
Number of directors to be selected by related party upon qualifying regulatory change			2
Number of directors not designated by related party, ineligible for election unless approved by related party	3
Number of directors not designated by related party	5